EQUITY (Details Narrative) - USD ($)									1 Months Ended									3 Months Ended		9 Months Ended		12 Months Ended
	May 02, 2021	Feb. 11, 2021	Aug. 17, 2020	Feb. 10, 2020	Sep. 02, 2019	Jul. 22, 2019	Apr. 02, 2019	Nov. 30, 2018	May 31, 2021	Feb. 28, 2021	Sep. 30, 2020	Aug. 31, 2020	Feb. 29, 2020	Sep. 30, 2019	May 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Preferred stock authorized																				750,000,000		750,000,000	750,000,000
Preferred stock par value																				$ 0.086		$ 0.086	$ 0.086
Preferred stock issued																				1,167		395,640	395,640
Preferred stock outstanding																				1,167		395,640	395,640
Preferred stock voting rights description																				Each share of Series A Convertible Preferred Stock shall have ten (10) votes per share and may be converted into ten (10) shares of $0.086 par value common stock. The holders of the Series A Convertible Preferred Stock shall be entitled to receive, when, if and as declared by the Board, out of funds legally available therefore, cumulative dividends payable in cash. The annual interest rate at which cumulative preferred dividends will accrue on each share of Series A Convertible Preferred Stock is 0%. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, before any distribution of assets of the Corporation shall be made to or set apart for the holders of the Common Stock and subject and subordinate to the rights of secured creditors of the Company, the holders of Series A Preferred Stock shall receive an amount per share equal to the greater of (i) one dollar ($1.00), adjusted for any recapitalization, stock combinations, stock dividends (whether paid or unpaid)		Each share of Series A Convertible Preferred Stock shall have ten (10) votes per share and may be converted into ten (10) shares of $0.086 par value common stock. The holders of the Series A Convertible Preferred Stock shall be entitled to receive, when, if and as declared by the Board, out of funds legally available therefore, cumulative dividends payable in cash. The annual interest rate at which cumulative preferred dividends will accrue on each share of Series A Convertible Preferred Stock is 0%. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, before any distribution of assets of the Corporation shall be made to or set apart for the holders of the Common Stock and subject and subordinate to the rights of secured creditors of the Company, the holders of Series A Preferred Stock shall receive an amount per share equal to the greater of (i) one dollar ($1.00), adjusted for any recapitalization, stock combinations, stock dividends (whether paid or unpaid), stock options and the like with respect to such shares, plus any accumulated but unpaid dividends (whether or not earned or declared) on the Series A Convertible Preferred Stock, and (ii) the amount such holder would have received if such holder has converted its shares of Series A Convertible Preferred Stock to common stock, subject to but immediately prior to such liquidation.
Common stock authorized																				2,000,000,000		2,000,000,000	2,000,000,000
Common stock par value																				$ 0.086		$ 0.086	$ 0.086
Number of shares of common stock, shares										2,070,000
Proceeds from issuance of common stock										$ 12,420,000										$ 10,496,221	$ 1,866,667		$ 2,568,364
Shares issued during acquisition, value																			$ 1,000,000
Number of stock issued, value																		$ 9,109,148
Common stock value																				$ 50,000
Options issued																					27,417	27,417
Share based compensation contractual term																						4 years 7 months 13 days
Share based compensation																				$ 667,373	$ 1,063,777		1,047,376
Unrecognized compensation expense											$ 1,275,050									$ 263,100	$ 1,275,050	$ 1,034,381	$ 2,296,485
Market value of share											$ 12.00									$ 2.61	$ 12.00	$ 6.43	$ 28.29
Common Stock outstanding																				10,944,439		4,241,028	4,115,330
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period																				70,004
Number of securities called by warrants																				2,070,000
Warrants description																				The warrants were recorded at a value per the offering of $0.01. The warrants may be exercised at any point from the effective date until the 5-year anniversary of issuance and are not subject to standard anti-dilution provisions. The Series A Warrants are exercisable at a per share exercise price equal to 110% of the public offering price of one share of common stock and accompanying Series A Warrant, $6.00.
Warrants term																				5 years
Warrants exercise price																				$ 6.00
Previously Reported [Member]
Class of Stock [Line Items]
Proceeds from issuance of common stock																						$ 1,200,000
Common stock value																						500,000
Share based compensation																						$ 1,471,068
Common Stock [Member]
Class of Stock [Line Items]
Number of shares of common stock, shares																		1,800,000
Number of shares issued for acquisition																			46,667
Shares issued during acquisition, value																			$ 4,000
Number of stock issued, value																		$ 154,800
Common Stock [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Number of shares issued for acquisition																						46,667
Shares issued during acquisition, value																						$ 4,000
2019 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Common stock reserved for issuance																				163,913		466,083
Number of shares authorized to issuance																						700,000
2019 Equity Incentive Plan [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Common stock reserved for issuance																						163,913
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock outstanding																				1,167		395,640
Reliance Global Holdings, LLC [Member]
Class of Stock [Line Items]
Debt conversion, conversion of stock										633,333										633,333
Debt conversion principal amount										$ 3,800,000
Conversion price per share										$ 6.00
Reliance Global Holdings, LLC [Member] | Common Stock [Member]
Class of Stock [Line Items]
Convertable stock		3,944,930
Reliance Global Holdings, LLC [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares of common stock, shares														33,201		3,711	63,995
Debt conversion, conversion of stock														3,321		37,112	639,995
Convertable stock		394,493
Altruis Benefits Consulting, LLC [Member]
Class of Stock [Line Items]
Number of shares of common stock, shares														138,843
UIS Agency, LLC [Member]
Class of Stock [Line Items]
Shares issued during acquisition, value			$ 200,000
Southwestern Montana Financial Center, Inc. [Member]
Class of Stock [Line Items]
Number of shares issued for acquisition							5,833
Shares issued during acquisition, value							$ 300,000
Fortman Insurance Agency, LLC [Member]
Class of Stock [Line Items]
Number of shares of common stock, shares														33,201
J.P. Kush and Associates, Inc [Member]
Class of Stock [Line Items]
Number of shares issued for acquisition									14,925
Shares issued during acquisition, value	$ 50,000
Asset Purchase Agreement [Member] | UIS Agency, LLC [Member]
Class of Stock [Line Items]
Number of shares issued for acquisition												17,943
Shares issued during acquisition, value												$ 200,000
Earnout Agreement [Member] | Southwestern Montana Financial Center, Inc. [Member]
Class of Stock [Line Items]
Number of shares issued for acquisition											21,875
Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Number of shares of common stock, shares											31,111
Number of stock issued, value											$ 200,000
Confidential Settlement Agreement [Member] | Fortman Insurance Services, LLC [Member]
Class of Stock [Line Items]
Number of shares of common stock, shares															33,201
Purchase Agreement [Member]
Class of Stock [Line Items]
Common stock value						$ 200,000
Bill of Sale Agreement SWMT LLC and FIS LLC [Member]
Class of Stock [Line Items]
Number of restricted common stock					173,122									173,122
The Referral Depot, LLC [Member] | Purchase Agreement [Member]
Class of Stock [Line Items]
Common stock value						$ 250,000
Number of restricted common stock						23,333
Common stock reserved for issuance																							23,333
The Referral Depot, LLC [Member] | Purchase Agreement [Member] | Intital Payment [Member]
Class of Stock [Line Items]
Common stock value						$ 50,000
EMA Financial LLC [Member]
Class of Stock [Line Items]
Common stock par value								$ 15.21
Number of shares of common stock, shares								6,726
Number of stock issued, value								$ 306,981
Number of shares transferred								26,903
Third-Party Individual [Member] | NSURE, Inc. [Member]
Class of Stock [Line Items]
Number of shares of common stock, shares				46,667									46,667
Proceeds from issuance of common stock				$ 1,000,000									$ 1,000,000
Employee [Member] | Employment Agreement [Member]
Class of Stock [Line Items]
Number of shares of common stock, shares												8,102
Recipients One [Member] | Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Number of stock issued, value											200,000
Recipients Two [Member] | Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Number of stock issued, value											$ 100,000
Current Employees [Member] | 2019 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Options issued																				23,333		23,333	140,000
Share based compensation contractual term																				5 years		5 years	5 years
Vesting period																				4 years		4 years	3 years
Number of shares forfeited																						23,333
Another Employee [Member] | 2019 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Options issued																						4,083
Consultants [Member] | 2019 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Options issued																							46,667
Share based compensation contractual term																							5 years
Vesting period																							3 years
Nonemployee Directors [Member] | 2019 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Options issued																							8,167
Share based compensation contractual term																							5 years
Vesting period																							4 years
Service Provider [Member] | 2019 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Options issued																							35,000
Share based compensation contractual term																							5 years
Vesting description																							One half of these options, or 17,500 shares, vested immediately upon issuance; the other half of these options vest on the one-year anniversary of the grant date, or March 14, 2020, unless the Company deems the services provided to be unhelpful, in which case the second half of the options shall be void. The service period per the agreement was from February 2019 to February 2020.
Fair value of options grants																				$ 2,541,360	$ 3,386,204	$ 3,386,156	$ 3,343,861
Employees, Directors, and Consultants [Member]
Class of Stock [Line Items]
Share based compensation																				$ 508,806	$ 1,063,777	$ 1,304,401	465,377
Service Providers [Member]
Class of Stock [Line Items]
Share based compensation																							$ 581,999